The Bank recognized the following amounts in consolidated equity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax credited to equity	R$ 4,583,297	R$ 3,008,035	R$ 3,517,590
Measurement at fair value through other comprehensive income	1,978,165	472,472	416,748
Measurement of cash flow hedges	388,307	1,533	186
Measurement of investment hedges	562,353	562,353	562,353
Defined benefit plan	1,654,472	1,971,677	2,538,303
Tax charged to equity	(2,349,500)	(3,087,311)	(3,952,457)
Measurement at fair value through other comprehensive income	(2,340,394)	(2,700,991)	(3,618,126)
Measurement of cash flow hedges		(386,284)	(322,080)
Defined benefit plan	(9,106)	(36)	(12,251)
Total	R$ 2,233,797	R$ (79,276)	R$ (434,867)